UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Goodnow Investment Group, LLC
Address:  9 Old King's Highway South
          Suite 300
          Darien, CT 06820


13F File Number: 028-11908

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter J. Gavey
Title:  Chief Compliance Officer
Phone:  203-655-6272


Signature, Place and Date of Signing:


/s/ Edward B. Goodnow              Darien, CT                August 14, 2006
------------------------         ---------------             ---------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name



         -----------------------     --------------------------------

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   53

Form 13F Information Table Value Total:  $320,060
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

FORM 13F INFORMATION TABLE


COLUMN 1                        COLUMN  2         COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6  COL 7        COLUMN 8

                                                              VALUE    SHARES/  SH/  PUT/   INVSTMT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP      (x$1000)  PRN AMT  PRN  CALL   DISCRTN   MNGRS   SOLE    SHARED  NONE
-------------------             --------------    ---------  --------  ------------------   -------   -----   ----------------------
ALLIANT TECHSYSTEMS INC         COM               018804104   6,444     84399   SH          Sole      NONE    Sole
AMPHENOL CORP NEW               CL A              032095101  16,031    286474   SH          Sole      NONE    Sole
APTARGROUP INC                  COM               038336103     496     10000   SH          Sole      NONE    Sole
AVID TECHNOLOGY INC             COM               05367P100     667     20000   SH          Sole      NONE    Sole
AVOCENT CORP                    COM               053893103   8,925    340000   SH          Sole      NONE    Sole
BERKSHIRE HATHAWAY INC-DEL-     CL A              084670108  32,997       360   SH          Sole      NONE    Sole
CARMAX INC                      COM               143130102   5,414    152674   SH          Sole      NONE    Sole
CARPENTER TECHNOLOGY CORP       COM               144285103   7,149     61896   SH          Sole      NONE    Sole
CASUAL MALE RETAIL GRP INC      COM               148711104   4,521    449853   SH          Sole      NONE    Sole
CIRCOR INTL INC                 COM               17273K109   3,736    122531   SH          Sole      NONE    Sole
COMMERCE GROUP INC MASS         COM               200641108     473     16000   SH          Sole      NONE    Sole
CONNECTICUT LIGHT AND POWER CO  PREFERRED STOCKS  207597626     295      8575   SH          Sole      NONE    Sole
COPART INC                      COM               217204106   9,584    390240   SH          Sole      NONE    Sole
CORE MARK HOLDING CO INC        COM               218681104     437     12200   SH          Sole      NONE    Sole
CREDIT ACCEP CORP-MICH          COM               225310101  14,255    525249   SH          Sole      NONE    Sole
DISCOVERY HOLDING CO            CL A COM          25468Y107   7,598    519358   SH          Sole      NONE    Sole
ECHOSTAR COMMUNICATIONS NEW     CL A              278762109  14,977    486123   SH          Sole      NONE    Sole
EDDIE BAUER HOLDINGS CORP       COM               071625107   1,218    105900   SH          Sole      NONE    Sole
EXACT SCIENCES CORP             COM               30063P105     181     86000   SH          Sole      NONE    Sole
GENESEE & WYO INC               CL A              371559105  15,670    441768   SH          Sole      NONE    Sole
GOOGLE INC                      CL A              38259P508   7,225     17230   SH          Sole      NONE    Sole
HARMAN INTL INDS INC            COM               413086109   6,384     74775   SH          Sole      NONE    Sole
HOUSEVALUES INC                 COM               44183Y102     220     31743   SH          Sole      NONE    Sole
HUTTIG BLDG PRODS INC           COM               448451104   1,525    188242   SH          Sole      NONE    Sole
IAC/INTERACTIVE CORP            COM  NEW          44919P300   6,858    258903   SH          Sole      NONE    Sole
INTERNATIONAL BANCSHARES CORP   COM               459044103     418     15200   SH          Sole      NONE    Sole
KINDRED HEALTHCARE INC          COM               494580103   2,603    100128   SH          Sole      NONE    Sole
LABORATORY CORP AMER HLDGS      COM  NEW          50540R409  16,566    266213   SH          Sole      NONE    Sole
LENNAR CORP                     CL A              526057104   2,847     64170   SH          Sole      NONE    Sole
LENNAR CORP                     CL B              526057302     231      5660   SH          Sole      NONE    Sole
LESCARDEN INC                   NASDAQ OTC ISSUES 526867106     135    345000   SH          Sole      NONE    Sole
LIBERTY GLOBAL INC              COM SER C         530555309   6,485    315282   SH          Sole      NONE    Sole
LIBERTY GLOBAL INC              COM SER A         530555101   6,691    311205   SH          Sole      NONE    Sole
LIONBRIDGE TECHNOLOGIES INC     COM               536252109   5,220    943870   SH          Sole      NONE    Sole
MEDCOHEALTH SOLUTIONS INC       COM               58405U102  13,379    233579   SH          Sole      NONE    Sole
MOSYS INC                       COM               619718109     256     32800   SH          Sole      NONE    Sole
PECO ENERGY CO                  PREFERRED STOCKS  693304404     311      3800   SH          Sole      NONE    Sole
PENN TREATY AMERN CORP          COM  NEW          707874400   1,462    198100   SH          Sole      NONE    Sole
PETSMART INC                    COM               716768106  10,655    416221   SH          Sole      NONE    Sole
POWERWAVE TECHNOLOGIES INC      COM               739363109   3,507    384507   SH          Sole      NONE    Sole
READERS DIGEST ASSN INC         COM               755267101   3,269    234192   SH          Sole      NONE    Sole
REGAL BELOIT CORP               COM               758750103   4,622    104679   SH          Sole      NONE    Sole
RINKER GROUP LTD                SPONSORED ADR     76687M101   3,301     54451   SH          Sole      NONE    Sole
SEALED AIR CORP NEW             COM               81211K100  10,843    208195   SH          Sole      NONE    Sole
SEI INVESTMENTS CO              COM               784117103  10,882    222632   SH          Sole      NONE    Sole
SLM CORP                        COM               78442P106   2,646     50000   SH          Sole      NONE    Sole
STANDARD MTR PRODS INC          COM               853666105   1,093    131005   SH          Sole      NONE    Sole
SUMTOTAL SYS INC                COM               866615107   3,696    589402   SH          Sole      NONE    Sole
TEKTRONIX INC                   COM               879131100  10,538    358191   SH          Sole      NONE    Sole
VALUEVISION MEDIA INC           CL A              92047K107   8,241    747180   SH          Sole      NONE    Sole
VICOR CORP                      COM               925815102  14,084    849992   SH          Sole      NONE    Sole
WORLD AIR HOLDINGS INC          NASDAQ OTC ISSUES 98142V104   1,774    206500   SH          Sole      NONE    Sole
ZEBRA TECHNOLOGIES CORP         COM               989207105   1,025     30000   SH          Sole      NONE    Sole




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